UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     May 7, 2012
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     97
Form 13F Information Table Value Total:     $284,352

                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         24,724    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        410,366        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      8,283,726      265,249    X                       265,249            0            0
AAON INC               COMMON   000360206     18,539,245      918,239    X                       918,239            0            0
ABB LTD ADR            COMMON   000375204      4,174,866      204,550    X                       204,550            0            0
ABBOTT LABS            COMMON   002824100      8,893,424      145,104    X                       145,104            0            0
ALTRIA GROUP INC       COMMON   02209S103        477,979       15,484    X                        15,484            0            0
AMAZON COM INC         COMMON   023135106      3,279,649       16,195    X                        16,195            0            0
ANADARKO PETE CORP     COMMON   032511107        225,607        2,880    X                         2,880            0            0
ANALOG DEVICES INC     COMMON   032654105      4,569,590      113,109    X                       113,109            0            0
ANNALY MTG MGMT INC    COMMON   035710409      3,044,512      192,447    X                       192,447            0            0
APACHE CORP            COMMON   037411105        469,557        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100     12,633,118       21,071    X                        21,071            0            0
APPLIED MATLS INC      COMMON   038222105      7,202,963      578,784    X                       578,784            0            0
B P PLC ADR            COMMON   055622104        283,320        6,296    X                         6,296            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,340,900           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        312,428        3,850    X                         3,850            0            0
BEST BUY INC           COMMON   086516101        430,952       18,199    X                        18,199            0            0
BHP BILLITON ADR       COMMON   088606108      4,300,527       59,400    X                        59,400            0            0
BLACKROCK INC          COMMON   09247X101      8,649,944       42,215    X                        42,215            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        288,791        8,557    X                         8,557            0            0
BROADCOM CORP          COMMON   111320107      5,232,813      133,150    X                       133,150            0            0
CATERPILLAR INC        COMMON   149123101        296,126        2,780    X                         2,780            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        415,293       28,900    X                        28,900            0            0
CHEVRONTEXACO CORP     COMMON   166764100      1,209,369       11,280    X                        10,030        1,250            0
CITIGROUP INC          COMMON   172967424        648,945       17,755    X                        17,755            0            0
CONOCOPHILLIPS         COMMON   20825C104      3,750,163       49,338    X                        49,338            0            0
CVS CORP               COMMON   126650100        250,880        5,600    X                         5,600            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107             15       50,000    X                        50,000            0            0
DIGITAL REALTY TRUST   COMMON   253868103        525,927        7,110    X                         7,110            0            0
EL PASO CORP COM       COMMON   28336L109        331,685       11,225    X                        11,225            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        378,453       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        602,080       11,929    X                        11,929            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105             72      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101      1,096,782       27,972    X                        27,972            0            0
EXXON MOBIL CORP       COMMON   30231G102      2,350,453       27,101    X                        27,101            0            0
FEDEX CORP             COMMON   31428X106      4,601,311       50,036    X                        50,036            0            0
FIFTH THIRD BANCORP    COMMON   316773100        649,932       46,275    X                        46,275            0            0
FIRSTENERGY CORP       COMMON   337932107      2,134,615       46,822    X                        46,822            0            0
FORD MTR CO DEL        COMMON   345370860      5,852,465      469,135    X                       469,135            0            0
FRANCE TELECOM SPONSO  COMMON   35177Q105      1,110,335       74,770    X                        74,770            0            0
GENERAL ELECTRIC       COMMON   369604103     11,175,817      556,842    X                       556,842            0            0
GENERAL MOTORS         COMMON   37045V100      5,848,226      228,001    X                       228,001            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109          9,209       43,850    X                        43,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      5,837,849        9,104    X                         9,104            0            0
I B M                  COMMON   459200101        322,990        1,548    X                         1,548            0            0
INTEL CORP             COMMON   458140100      6,970,418      247,925    X                       247,925            0            0
J P MORGAN CHASE & CO  COMMON   46625H100        508,171       11,052    X                        11,052            0            0
JOHNSON CTLS INC       COMMON   478366107      3,246,441       99,952    X                        99,952            0            0
JOHNSON & JOHNSON      COMMON   478160104      8,913,884      135,141    X                       134,641          500            0
KINDER MORGAN ENERGY   COMMON   494550106        282,426        3,413    X                         3,413            0            0
KRAFT FOODS INC CL A   COMMON   50075N104        978,567       25,745    X                        25,745            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        323,496        3,600    X                         3,600            0            0
MACROSOLVE INC         COMMON   55610Q108          2,000       20,000    X                        20,000            0            0
MAGELLAN MIDSTREAM PA  COMMON   559080106        235,105        3,250    X                         3,250            0            0
MERCK & COMPANY        COMMON   58933Y105      2,372,659       61,788    X                        61,788            0            0
MICROSOFT              COMMON   594918104      6,678,888      207,065    X                       207,065            0            0
NATIONAL OILWELL VARC  COMMON   637071101      5,726,817       72,063    X                        72,063            0            0
NOKIA CORP ADR SPONSO  COMMON   654902204      4,296,666      782,635    X                       782,635            0            0
NORFOLK SOUTHN CORP    COMMON   655844108        464,564        7,057    X                         2,000        5,057            0
NUCOR CORP             COMMON   670346105      1,112,405       25,900    X                        25,900            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        378,278        3,972    X                         3,972            0            0
ONEOK INC NEW          COMMON   682680103        444,965        5,449    X                         5,449            0            0
ONEOK PARTNERS L P     COMMON   68268N103        937,935       17,156    X                        17,156            0            0
PARKER DRILLING CO     COMMON   701081101        268,650       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107      1,796,893       57,983    X                        57,983            0            0
PEPSICO INC            COMMON   713448108     10,875,576      163,912    X                       163,912            0            0
PFIZER INC             COMMON   717081103      2,374,595      104,862    X                       104,862            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        593,687        6,700    X                         6,700            0            0
PPG INDS INC           COMMON   693506107        230,717        2,408    X                             0        2,408            0
PROCTER & GAMBLE COMP  COMMON   742718109      7,284,565      108,385    X                       108,385            0            0
QUALCOMM INC           COMMON   747525103      8,175,051      120,115    X                       120,115            0            0
RANGE RES CORP         COMMON   75281A109        221,224        3,805    X                         3,805            0            0
RANGE RES LTD SHS      COMMON   Q80288105          4,790       25,000    X                        25,000            0            0
RAYTHEON CO            COMMON   755111507        280,790        5,320    X                         5,320            0            0
REGENCY CTRS CORP      COMMON   758849103      1,010,586       22,720    X                        22,720            0            0
RESOLUTE ENERGY CORP   COMMON   76116A108        295,880       26,000    X                        26,000            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        237,387        3,361    X                         3,361            0            0
SCHLUMBERGER           COMMON   806857108        490,635        7,016    X                         7,016            0            0
SUNCOR ENERGY INC      COMMON   867224107      4,884,906      149,386    X                       149,386            0            0
TOTAL FINA ELF S A AD  COMMON   89151E109      1,827,284       35,745    X                        35,745            0            0
TRANSOCEAN LTD         COMMON   H8817H100      4,807,980       87,897    X                        87,897            0            0
UNILIFE CORP NEW       COMMON   90478E103        142,100       35,000    X                        35,000            0            0
UNITED PARCEL SVC INC  COMMON   911312106      1,179,723       14,615    X                        14,615            0            0
UNITED TECHNOLOGIES C  COMMON   913017109        852,308       10,276    X                           124       10,152            0
VERIZON COMMUNICATION  COMMON   92343V104      1,929,593       50,473    X                        50,473            0            0
VISA INC CL A          COMMON   92826C839     10,367,380       87,859    X                        87,859            0            0
VODAFONE GROUP INC     COMMON   92857W209      9,970,530      360,337    X                       360,337            0            0
WAL MART STORES INC    COMMON   931142103        254,102        4,152    X                         4,152            0            0
WASTE MGMT INC DEL     COMMON   94106L109      1,270,097       36,330    X                        36,330            0            0
WELLS FARGO & CO NEW   COMMON   949746101     12,163,413      356,280    X                       356,280            0            0
WEYERHAEUSER CO        COMMON   962166104      5,922,184      270,173    X                       270,173            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101      1,844,358       23,217    X                        23,217            0            0
WILLIAMS COS INC       COMMON   969457100        339,015       11,003    X                        11,003            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        577,501       10,205    X                        10,205            0            0
YUM BRANDS INC         COMMON   988498101      5,535,455       77,767    X                        77,767            0            0